JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, Class C, Class I, and Class L Shares Prospectuses for the Funds listed on Appendix A and all Prospectuses for the JPMorgan Small Cap Blend Fund do not differ from the Prospectuses contained in the Post-Effective Amended No. 568 (Amended No. 569 under the Investment Company Act of 1940) filed electronically on October 29, 2018.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

November 2, 2018	JPMorgan Trust I

Appendix A

JPMorgan U.S. Equity Funds

JPMorgan U.S. Equity Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Diversified Fund

JPMorgan Small Cap Blend

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Small Cap Core Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund